Financial instruments risks - Summary of Refinanced Assets (Details) - Refinanced assets - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Refinanced assets	$ 207,504,719	$ 34,120,384
Allowances for ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Refinanced assets	$ (83,111,061)	$ (20,686,690)